Loans Payable (Details Narrative) £ in Thousands, $ in Thousands	May 01, 2022 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	May 01, 2022 GBP (£)
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loans Payable		$ 200	$ 200
Tranche One [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loans Payable	$ 33			£ 30
Tranche Two [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loans Payable	33			30
Tranche Three [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loans Payable	28			£ 25
Loan Agreements [Member]
Collaborative Arrangement and Arrangement Other than Collaborative [Line Items]
Loans Payable	$ 200
Debt Instrument, Maturity Date, Description	The Loans mature two years from the date of the agreement and bear no interest